Stockholders' Equity (Details 2)	12 Months Ended
	Dec. 31, 2014 Right $ / shares shares	Dec. 31, 2013 $ / shares shares
Preferred Stock
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Number of preferred stock issued	0
Series A junior participating preferred stock
Preferred Stock
Preferred stock, shares authorized	500,000
Stockholder Rights
Stockholder Rights Plan
Number of rights per common stock share | Right	1
Fraction of newly issued share of Series A junior participating preferred stock that could be purchased, for each Right	0.001
Exercise price (in dollars per share) | $ / shares	$ 90
Number of business days following the public announcement of acquisition of specified percentage of common stock for rights to become exercisable	10 days
Minimum percentage of common stock to be acquired for rights to be exercisable and transferable	15.00%
Minimum percentage of common stock to be acquired by certain institutional and other investors for rights to be exercisable	20.00%
Number of business days following the acquisition of specified percentage of common stock in a tender or exchange offer for rights to be exercisable	10 days
Minimum percentage of common stock to be acquired in a tender or exchange offer for rights to be exercisable	15.00%
Minimum percentage of common stock to be acquired in a tender or exchange offer by certain institutional and other investors for rights to be exercisable	20.00%